Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

04032839

1-00043

NYSE

July 13, 2004

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JUL 14 2004
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, GENERAL MOTORS CORPORATION, 7.50% Senior Notes due July 1, 2044 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 13, 2004. Tentative listing date – July 15, 2004.

Sincerely,

40730